CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.

Schedule of Investments

December 31, 2024

(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investments Portfolio
Operating Companies
Buyout
Clovis Point II RIVS Investment, LLC (4)(6)	NAM	2017		$650,000	$-
Milton ZXP LLC - Class A Units (4)(6)	NAM	2018	6,029	361,740	964,640
Venture Capital
TasteMade, Inc. (4)	NAM	2015	2,582	100,000	-

Total Operating Companies				1,111,740	964,640	0.41%

Private Investment Funds
Private Debt
Private Debt
ABRY Advanced Securities Fund, L.P.	NAM	2008		-	3,293
Alloy Merchant Partners, L.P.	ROW	2018		369,225	2,491
Aviator Capital Fund IV US Feeder, L.P.	GL	2018		1,353,416	1,843,087
Aviator Capital Mid-Life Us Feeder Fund, LP	GL	2016		1,353,950	1,891,918
BDCM Opportunity Fund II, L.P. (1)	NAM	2006		502,075	101,838
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	NAM	2016		3,309,010	3,269,674
Crestline Opportunities Fund III, LLC (1)	NAM	2016		1,116,624	1,689,692
Freedom Participation Partners I, LLC (1)	NAM	2016		1,247,460	1,699
Garrison Opportunity Fund II A LLC	GL	2010		-	1,427
ILS Property & Casualty Master Fund Ltd.	NAM	2014		1,520,181	-
Parabellum Partners II, LP	NAM	2019		1,939,739	3,317,342
Rosebrook 2018 Co-Invest I, L.P.	ROW	2018		1,023,648	713,437
Strategic Value Global Opportunities Fund I-A, L.P.	EU	2006		28,951	123,024
Tuckerbrook SB Global Distressed Fund I, L.P.	GL	2006		102,897	284,303

Total Private Debit (6)				13,867,176	13,243,225	5.66%

Private Equity
Buyout
Advent Latin American Private Equity Fund IV-F L.P.	ROW	2007		201,046	87,994
Advent Latin American Private Equity Fund V-F L.P.	ROW	2010		1,019,920	460,300
Chicago Pacific Founders Fund II, LP	NAM	2019		5,393,519	16,130,339
Clovis Point II, LP	NAM	2018		2,333,799	1,095,996
CRC (Atria) Investment Holdings, L.P. (3)	NAM	2022		6,174,912	6,635,700
CRC (Cresso) Investment Holdings, L.P. (2)	NAM	2024		3,500,000	3,499,781
Darwin Private Equity I L.P.	EU	2007		1,251,657	21,690
Energy Ventures IV LP	GL	2024		3,551,429	9,116,710
J.C. Flowers III L.P.	EU	2009		1,128,608	153,831
KF Partner Investments Fund III LP (1)(2)	NAM	2019		2,087,450	2,680,488
Monomoy Capital Partners II, L.P.	NAM	2011		988,871	145,870
Monomoy Capital Partners III, L.P. (1)	NAM	2016		811,725	3,099,184
Reservoir Capital Partners (Cayman), L.P.	GL	2006		11,253	48,947
Sovereign Capital Limited Partnership III	EU	2009		-	39,468
Sterling Capital Partners II, L.P.	NAM	2005		188,742	7,628

Strattam Capital Investment Fund, L.P. (1)	NAM	2014	2,640,546	2,849,682
Strattam Capital Investment Fund II, L.P.	NAM	2017	2,649,011	4,746,945
Strattam Capital Investment Fund III, L.P. (2)	NAM	2021	12,061,014	11,994,644
Strattam Co-Invest Fund V, L.P.	NAM	2018	-	696,771
Strattam Co-Invest Fund VI, L.P.	NAM	2018	725,757	924,284
Strattam Co-Invest Fund VII, L.P.	NAM	2019	413,727	916,966
Strattam Co-Invest Fund IX, L.P. (3)	NAM	2023	3,743,772	4,439,159
Strattam Co-Invest Fund XI, L.P. (3)	NAM	2024	3,606,339	3,413,540
Viburnum Equity 4, LP (1)(2)	ROW	2019	7,253,149	10,134,059
Growth Equity
Crosslink Crossover Fund V, L.P. (1)	NAM	2007	291,519	32,595
Crosslink Crossover Fund VI, L.P.	NAM	2011	-	2,694,448
Gavea Investment Fund II A, L.P.	ROW	2007	-	7,064
Gavea Investment Fund III A, L.P.	ROW	2008	-	31,286
HealthCor Partners Fund, L.P.	NAM	2007	273,185	602,848
LoneTree I, L.P. (2)	NAM	2023	8,396,431	10,885,291
NGP Energy Technology Partners II, L.P.	NAM	2008	436,460	21,417
Northstar Equity Partners III (1)	AS	2011	391,720	137,383
Orchid Asia IV, L.P.	AS	2007	876,700	15,551
Saints Capital VI, L.P.	NAM	2008	1,659,216	288,631
Trustbridge Partners II, L.P. (1)	AS	2007	997,619	436,507
Trustbridge Partners III, L.P. (1)	AS	2008	3,094,915	1,594,542
Trustbridge Partners IV, L.P. (1)	AS	2011	-	2,544,559
Trustbridge Partners V, L.P. (1)	AS	2014	4,338,171	2,904,272
Secondaries
Private Equity Investment Fund V, L.P.	NAM	2009	5,677,931	3,374,489
Venture Capital
Artis Ventures II, L.P.	NAM	2013	1,085,752	1,459,541
Chrysalis Ventures III, L.P.	NAM	2006	208,572	59,991
Dace Ventures I, LP	NAM	2007	347,577	158,359
Fairhaven Capital Partners, L.P.	NAM	2007	1,557,858	233,829
Founders Fund III, LP	NAM	2010	-	4,826,888
Founders Fund IV, LP	NAM	2012	-	5,954,221
Sanderling Venture Partners VI, L.P.	NAM	2004	94,987	9,147
Sanderling Venture Partners VI Co-Investment Fund, L.P.	NAM	2004	210,432	47,930
Tenaya Capital V, LP	NAM	2007	24,309	85,617
Tenaya Capital VI, LP	NAM	2012	711,491	823,086
The Column Group, LP	NAM	2007	971,978	512,705
The Column Group II, LP	NAM	2014	2,108,067	3,650,395
The Column Group III, LP	NAM	2016	2,972,853	2,172,356
Tiger Global Private Investment Partners V, L.P. (1)	AS	2008	1,281,424	893,312
Tiger Global Private Investment Partners VI, L.P.	AS	2010	5,211	397,024
Voyager Capital Fund III, L.P.	NAM	2006	286,772	42,512

Total Private Equity (6)			100,037,396	130,237,772	55.64%

Real Assets
Infrastructure
Allied Strategic Partners Fund I-A, LP (3)	NAM	2021	12,110,657	13,386,468
EIV Capital Fund II, LP (1)	NAM	2014	2,078,238	1,145,678
Haddington Energy Partners III, L.P.	NAM	2005	-	59,528
TPF II-A, L.P.	NAM	2008	1,213,282	22,281
YTM6, LLC (2)	NAM	2022	5,955,907	7,265,177
Natural Resources
EMG Iron Ore Holdco, LP	NAM	2019	476,106	720,829
Energy & Minerals Group Fund II, L.P. (1)	NAM	2011	2,322,572	2,323,038
Live Oak III-B SPV	NAM	2025	2,000,000	2,000,000
Merit Energy Partners G, L.P.	NAM	2008	2,279,261	842,125
Midstream & Resources Follow-On Fund, L.P.	ROW	2009	518,415	84,506
NGP Midstream & Resources, L.P. (1)	ROW	2007	973,429	49,741
Pine Brook Capital Partners, L.P. (1)	NAM	2007	1,749,803	155,002
Quantum Parallel Partners V, LP	NAM	2008	2,805,960	474,407
Sentient Global Resources Fund III, L.P. (4)	ROW	2009	2,085,722	17,625
Sentient Global Resources Fund IV, L.P. (4)	ROW	2011	1,587,980	67,411
Tembo Capital Co-Investment Partners I, LP (3)	ROW	2022	7,459,699	8,457,314
Tembo Capital Mining Fund III LP (1)	GL	2020	8,696,547	13,389,705
Vortus Investments II, LP (1)	NAM	2017	-	834,034
Vortus Investments, LP	NAM	2014	2,849,584	691,402

Real Estate
Benson Elliot Real Estate Partners II, L.P.	EU	2006		349,758	6,247
Forum European Realty Income III, L.P.	EU	2007		820,961	37,123
GTIS Brazil Real Estate Fund (Brazilian Real) LP	ROW	2008		1,197,791	519,204
Lone Star Real Estate Fund II (U.S.), L.P.	GL	2009		58	1,731
Monsoon Infrastructure & Realty Co-Invest, L.P.	AS	2008		816,081	243,784
ORBIS Real Estate Fund I	AS	2006		1,750,058	116,554
Patron Capital, L.P. II	EU	2005		123,803	408
Patron Capital, L.P. III	EU	2007		598,435	40,840
Pennybacker IV, LP	NAM	2016		1,252,725	609,849
Phoenix Asia Real Estate Investments II, L.P.	AS	2006		823,410	613,309
Prescott Strategies Fund I LP	NAM	2017		2,297,179	1,682,718
PSF I Jax Metro Holdings, LLC (2)	NAM	2019		107,625	-
SBC US Fund II, LP	ROW	2011		733,466	-

Total Real Assets (6)				68,034,512	55,858,038	23.88%

Total Private Investment Funds (6)				181,939,084	199,339,035	85.18%

Total Private Investments Portfolio				183,050,824	200,303,675	85.59%

Anchor Partner Interests
Anchor Partner Interests
Allied Strategic Partners Management, LP(4)				-	860,000
LoneTree Capital, LLC(4)				-	503,000

Total Anchor Partner Interests				-	1,363,000	0.58%

Cash Management Portfolio
Hedge Funds
Event Driven
BDCM Partners I, L.P.	NAM	2019		1,364,735	662,909
Fortelus Special Situations Fund Ltd.	GL	2019		-	1,552
Relative Value
Anomaly Capital, LP	GL	2021		-	5,617,609
King Street Capital, L.P.	NAM	2019		1,845	49,538
Magnetar Capital Fund LP	NAM	2020		-	49,341
Middle East North Africa Opportunities Fund, L.P.	ROW	2019	728	728,344	6,739
PIPE Equity Partners, LLC (2)(4)	NAM	2003		3,252,147	-
PIPE Select Fund, LLC (2)(4)	NAM	2009		2,866,761	-
Stark Select Asset Fund, LLC	ROW	2018		-	11,088
The 1609 Fund Ltd.	NAM	2019	3,345	3,391,838	1,042,477
Valiant Capital Partners LP	NAM	2019		242,459	141,645

Total Hedge Funds (6)				11,848,129	7,582,898	3.24%

Other Securities
Securities
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 7.85%, due 10/1/2031 (1)(5)(7)	NAM	2019		3,118,300	900,000

Total Other Liquid Securities				3,118,300	900,000	0.38%

Total Cash Management Portfolio				14,966,429	8,482,898	3.62%

Total Investments				$198,017,253	$210,149,573	89.79%

The Master Fund’s total outstanding capital commitments to Investment Funds as of December 31, 2024 were $58,990,208.

All investments are non-income producing unless noted otherwise.

*	The Geographic Regions are abbreviated as follows: Asia (AS), Europe (EU), North America (NAM), Global (GL), and Rest of World (ROW). The “Rest of World” geographic region represents an investment strategy to make investments domiciled outside of Asia, Europe or North America. The “Global” geographic region represents an investment strategy to make investments domiciled in various locations throughout the world including Asia, Europe, North America and/or the rest of the world.

Refer to the Allocation of Investments in the unaudited section of the financial statements for the percent of Partners' Capital by Asset Class.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment's capital.
(3)	Affiliated investments for which ownership exceeds 25% of the investment's capital.
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of December 31, 2024. The total of all such investments represents 1.03% of partners' capital.
(5)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.